Prepayment and Other Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
PREPAYMENT AND OTHER ASSETS, NET

7. PREPAYMENT AND OTHER ASSETS, NET

Prepayments and other assets consisted of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB	US$
Security deposit	2,660	2,515	358
Prepaid advertising and promotion expenses(i)	-	9,091	1,300
Prepaid financial consulting expenses(i)	-	13,986	2,000
Prepaid legal expenses	-	315	45
Technology transfer license fee	18,100	7,000	1,001
Others	1,485	26	5
Prepayments and other assets	22,245	32,933	4,709
Less: other receivable- a related party	(738)	-	-
Less: long-term prepayments	(18,698)	(7,014)	(1,003)
Less: allowance for credit losses	(183)	(252)	(36)
Prepayments and other current assets, net	2,626	25,667	3,670

(i)	As the business was not carried out, these prepaid expenses were fully refunded on April 24, 2026.

An analysis of the allowance for credit losses was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(223)	(183)	(26)
Reversal (provision)	40	(69)	(10)
Balance at the end of the year	(183)	(252)	(36)